Financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets [Abstract]
Financial assets
	2024	2023
	A$’000	A$’000
Investment in Mauna Kea Technologies	3,397	9,497
Investment in Atonco SAS	2,696	-
Investment in QSAM Biosciences[1]	-	2,763
Restricted cash[2]	50,000	-
Total financial assets	56,093	12,260

1.	This investment was reclassified to intangible assets on completion of the QSAM asset acquisition, refer to note 21.3 for further details.
2.	The Group has paid a cash security deposit as part of the working capital facility agreement with HSBC Bank Australia Limited, the deposit is for a term longer than 90 days and as such it has been excluded from cash and cash equivalents (refer to note 23.2 for further details of this facility)